Employee benefit obligations - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Expected contributions defined benefit retirement plan	€ 4.6
Expected contributions postretirement medical benefits	1.8
Past Year Employee Benefit Obligations	14.0
Accrued premiums post retirement health benefits	7.0	€ 7.0
Defined contribution plans liability	7.0	8.0
Defined contribution plans liability included in trade and other payables	€ 2.0	€ 2.0